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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04933

Commonwealth Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  June 30

Date of reporting period:  7/1/07 to 12/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 ARE ATTACHED BELOW.

CCRF Prime Portfolio
CCRF Federal Portfolio
Semi-Annual Report
December 31, 2007

table of contents

1	MESSAGE FROM THE INVESTMENT ADVISER

3	FINANCIAL HIGHLIGHTS

5	STATEMENTS OF NET ASSETS

8	STATEMENTS OF OPERATIONS

9	STATEMENTS OF CHANGES IN NET ASSETS

10	NOTES TO FINANCIAL STATEMENTS

15	THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD

17	INFORMATION ABOUT PORTFOLIO EXPENSES

For further information on the Funds, call
1-800-338-3383 or visit us online at
www.ccrf.net

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund’s first fiscal quarter on Form N-Q. The Fund’s form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Fund’s proxy voting record during the 12 months ended June 30, 2007 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT ADVISER

We are pleased to present the Semi-Annual Report for the Commonwealth Cash Reserve Fund, Inc. Prime and Federal Portfolios (the “Funds”) for the period ended December 31, 2007. The last several months have seen some extraordinary pressures placed on the economy. As a guardian of your funds, we emphasize safety and liquidity. The Funds have been well-positioned to weather this crisis and have generated returns consistent with those of other institutional money market mutual funds.

As of December 31, 2007, the current 7-day yield of the Institutional and IllinoisPrime Classes of the Prime Portfolio were 4.74% and 4.69%, respectively, and the current 7-day yield of the CCRF Federal Portfolio was 4.15%. The Funds monthly distribution yields for the last six months are shown in the table to the right.

The storm in the financial markets began to materialize in mid-July with hedge funds managed by Bear Stearns invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors began questioning the valuations of mortgage-related debt on the balance sheets of other companies, sparking a liquidity crisis. A handful of companies issuing asset-backed commercial paper were the hardest hit, unable to reissue debt at any yield. These issues eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions into the markets, however a significant amount of damage was already done. The Funds have been able to avoid these credit-related events by maintaining a stringent credit review process. With questions on the underlying fundamentals of asset-backed commercial paper programs, we decided to actively liquidate all issues in our holdings. Although none of the asset-backed commercial paper issuers we previously purchased have been directly affected, this proactive effort is consistent with our ongoing focus on safety.

The fallout from the housing market continues currently, with many banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. In 2007, financial institutions recognized subprime-related losses or write-downs exceeding $125 billion with expectations that this number will balloon.

The market has now begun to worry that the economy may be headed toward recession in 2008. The housing market remains in disarray, with new home sales recording the biggest drop in 2007 since the government started tracking new home sales in 1963, declining 26%. In 2007, sales of single-family homes declined 13%, the most since 1982, and prices dropped for the first time in at least four decades. For all of 2007, housing starts were down 25%, the most since 1980.

In addition to the housing market, other segments of the economy are faltering. Manufacturing activity, measured by the ISM Manufacturing Index, was below expectations in December, when the index reported its sixth consecutive monthly decline, the longest slide since the 2001 recession. Job growth has stagnated with the pace of new jobs being created slowing dramatically. In the three months ending January 31st, only 125,000 non-farm payrolls jobs were added--the lowest job creation since 2003. More importantly, the unemployment rate increased 0.6% in 2007 from 4.4% to 5.0%.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 1

The Federal Open Market Committee (“FOMC”) has begun to take action. The FOMC cut the Fed Funds Target Rate by 0.25% at both of its meetings in the fourth quarter taking the overnight lending rate from 4.75% to 4.25% at the end of December. Then, in its first inter-meeting rate cut since 2001, the FOMC cut the Fed Funds target rate 75 basis points (0.75%) on January 22nd, decreasing the target rate from 4.25% to 3.50%. This was the largest decline in the overnight rate since 1984. At it’s regularly scheduled January 30th meeting, the FOMC cut the target rate by another 50 basis points to 3.00%.

With the systematic risks to the economy, the FOMC actions during the 4th quarter, coupled with the actions in January, signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market. Despite this resolve, some investors fear that inflationary pressures may spiral higher.

As financial institutions repair their balance sheets in 2008, lower rates will help speed this process. We will likely see lower rates in 2008. The Funds have been well-positioned in anticipation of a declining interest rate environment. We look forward to managing the Funds with prudence, emphasizing safety and liquidity.

Respectfully,

PFM Asset Management LLC

January 31, 2008

2 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

FINANCIAL HIGHTLIGHTS
For a share outstanding throughout each period

CCRF Prime Portfolio - Institutional Class Shares

	Six Months Ended December 31, 2007		Year Ended June 30,			April 1, 2004 through June 30,		Year Ended March 31,
	(unaudited)		2007	2006	2005	2004		2004	2003
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000	$1.000
Income From Operations
Net Investment Income	0.025		0.052	0.041	0.020	0.002		0.010	0.016
Total from Operations	0.025		0.052	0.041	0.020	0.002		0.010	0.016
Less: Distributions
Net Investment Income	(0.025)		(0.052)	(0.041)	(0.020)	(0.002)		(0.010)	(0.016)
Total Distributions	(0.025)		(0.052)	(0.041)	(0.020)	(0.002)		(0.010)	(0.016)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000	$1.000
Total Return	2.58%		5.33%	4.16%	2.05%	0.24%		1.03%	1.65%
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$304,602		$187,581	$154,533	$197,189	$369,129		$332,147	$292,913
Ratio of Expenses
to Average Net Assets	0.15%	(1)	0.15%	0.15%	0.15%	0.15%	(1)	0.15%	0.15%
Ratio of Expenses to
Average Net Assets
Before Fee Waivers	0.20%	(1)	0.21%	0.24%	0.22%	0.22%	(1)	0.21%	0.22%
Ratio of Net Investment
Income to Average
Net Assets	5.01%	(1)	5.21%	4.01%	1.96%	0.96%	(1)	1.02%	1.57%
Ratio of Net Investment
Income to Average Net
Assets Before
Fee Waivers	4.96%	(1)	5.15%	3.92%	1.89%	0.89%	(1)	0.96%	1.50%

CCRF Prime Portfolio - IllinoisPrime Class Shares
	Six Months Ended December 31, 2007 (unaudited)		March 19, 2007(2) through June 30, 2007
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Operations
Net Investment Income	0.025		0.016
Total from Operations	0.025		0.016
Less: Distributions
Net Investment Income	(0.025)		(0.016)
Total Distributions	(0.025)		(0.016)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	2.55%		1.56%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,989		$1,332
Ratio of Expenses to Average Net Assets	0.20	%(1)	0.20	%(1)
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.38	%(1)	0.31	%(1)
Ratio of Net Investment Income to
Average Net Assets	4.90	%(1)	5.15	%(1)
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	4.72	%(1)	5.04	%(1)

(1) Annualized
(2) Date of Commencement of Operations
The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 3

FINANCIAL HIGHTLIGHTS
For a share outstanding throughout each period

CCRF Federal Portfolio
	Six Months Ended December 31, 2007		Year Ended June 30,			April 1, 2004 through June 30,		May 19, 2003(2) through March 31,
	(unaudited)		2007	2006	2005	2004		2004
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.023		0.051	0.040	0.020	0.002		0.008
Total From Operations	0.023		0.051	0.040	0.020	0.002		0.008
Less: Distributions
Net Investment Income	(0.023)		(0.051)	(0.040)	(0.020)	(0.002)		(0.008)
Total Distributions	(0.023)		(0.051)	(0.040)	(0.020)	(0.002)		(0.008)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total Return	2.31%		5.19%	4.08%	2.01%	0.22%		0.83%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$10,847		$11,723	$10,891	$66,229	$59,908		$106,749
Ratio of Expenses to Average
Net Assets	0.25%	(1)	0.23%	0.16%	0.15%	0.14%	(1)	0.13%	(1)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.75%	(1)	0.65%	0.28%	0.27%	0.31%	(1)	0.25%	(1)
Ratio of Net Investment Income
to Average Net Assets	4.53%	(1)	5.07%	3.64%	2.01%	0.88%	(1)	0.95%	(1)
Ratio of Net Investment Income
to Average Net Assets Before
Fee Waivers	4.03%	(1)	4.65%	3.52%	1.89%	0.71%	(1)	0.83%	(1)

(1) Annualized
(2) Date of Commencement of Operations

The accompanying notes are an integral part of these financial statements.

4 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

STATEMENTS OF NET ASSETS (unaudited)
December 31, 2007

CCRF Prime Portfolio
			Face
			Amount	Value
			(000)	(000)
BANKERS ACCEPTANCES (6.0%)
Bank of America
4.86%		3/12/08	$ 4,369	$ 4,328
JP Morgan Chase
4.98%		1/28/08	536	534
4.98%		1/29/08	565	563
4.84%		2/6/08	2,844	2,830
4.93%		2/14/08	1,011	1,005
4.98%		2/15/08	439	436
5.00%		2/19/08	746	741
5.00%		2/25/08	517	513
5.01%		3/12/08	515	510
5.01%		3/17/08	477	472
5.01%		3/24/08	1,392	1,376
Rabobank (NY)
4.96%		1/23/08	5,000	4,985
Total Bankers Acceptances				18,293
CERTIFICATES OF DEPOSIT (33.2%)
Bank of America
4.95%		2/22/08	10,000	10,000
Barclays Bank (NY)
5.45%		1/17/08	7,000	7,000
5.00%		2/19/08	2,000	2,000
BNP Paribas (NY)
4.67%		1/8/08	10,000	10,000
4.83%		3/27/08	3,500	3,500
Calyon North America
5.06%		2/29/08	4,000	4,000
CitiBank
4.94%		1/18/08	6,000	6,000
4.91%		2/15/08	2,000	2,000
5.10%		2/29/08	1,000	1,000
Credit Suisse (NY)
5.22%	(1)	11/24/08	12,000	12,000
Deutsche Bank (NY)
4.95%		1/18/08	8,000	8,000
Rabobank (NY)
4.72%		2/4/08	5,000	5,000
Royal Bank of Scotland (NY)
4.75%		2/4/08	2,250	2,250
4.95%		3/13/08	3,000	3,000
4.88%		6/10/08	5,000	5,000
Svenska Handelsbanken (NY)
4.75%		2/7/08	9,000	9,000
Wachovia Bank
4.98%		2/27/08	2,000	2,000
4.80%		5/19/08	10,000	10,000
Total Certificates of Deposit				101,750
The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 5

STATEMENTS OF NET ASSETS CONTINUED (unaudited)
December 31, 2007

CCRF Prime Portfolio
			Face
			Amount	Value
			(000)	(000)
COMMERCIAL PAPER (33.0%)
ABN-AMRO North America Funding
5.06%		1/15/08	$ 3,250	$ 3,244
Barclays US Funding LLC
5.12%		1/18/08	2,000	1,995
4.80%		1/25/08	1,220	1,216
5.12%		2/26/08	1,300	1,290
Calyon North America
5.02%		3/10/08	6,000	5,943
4.74%		3/31/08	2,732	2,700
CitiGroup Funding, Inc.
4.93%		4/14/08	2,000	1,972
5.09%		4/25/08	2,500	2,460
Danske Corp.
4.69%		3/31/08	12,000	11,861
General Electric Capital Corp.
5.21%		2/15/08	7,000	6,955
Goldman Sachs Group, Inc.
5.22%		1/8/08	2,500	2,497
4.84%		2/11/08	11,000	10,940
HSBC USA, Inc.
4.81%		1/25/08	8,000	7,975
4.78%		2/5/08	2,000	1,991
Morgan Stanley
5.01%		6/13/08	6,000	5,866
Societe Generale (NY)
5.14%		1/22/08	1,250	1,246
5.19%		3/10/08	10,000	9,902
5.01%		3/12/08	2,088	2,068
Svenska Handelsbanken (NY)
4.60%		4/2/08	5,000	4,942
UBS Finance Delaware LLC
5.60%		1/10/08	6,500	6,491
5.09%		1/14/08	1,250	1,248
5.45%		2/20/08	1,500	1,489
4.59%		5/28/08	5,000	4,908
Total Commercial Paper				101,199
CORPORATE NOTES (4.9%)
AIG SunAmerica
4.99%		8/1/08	6,325	6,355
General Electric Capital Corp.
5.29%	(1)	1/3/08	6,775	6,775
HSBC Finance Corp.
5.04%	(1)	5/9/08	2,000	1,995
Total Corporate Notes				15,125
The accompanying notes are an integral part of these financial statements.

6 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

STATEMENTS OF NET ASSETS
December 31, 2007

CCRF Prime Portfolio
		Face
		Amount	Value
		(000)	(000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.0%)
Federal Farm Credit Bank Discount Notes
4.28%	1/11/08	$ 5,000	$ 4,994
Federal Home Loan Bank Discount Notes
4.39%	1/23/08	10,000	9,973
4.35%	2/29/08	5,000	4,965
4.28%	3/27/08	10,000	9,899
Freddie Mac Discount Note
4.27%	1/31/08	10,000	9,965
Total U.S. Government & Agency Obligations			39,796
REPURCHASE AGREEMENTS (11.2%)
Goldman Sachs Group, Inc.
4.75%	1/2/08	34,450	34,450

(Dated 12/31/07, repurchase price $34,459,091, collateralized by Fannie Mae securities, 4.34% to 7.41%, maturing 4/1/10 to 8/1/37, market value $16,341,102;
and by Fannie Mae securities, 4.40% to 7.81%, maturing 1/1/27 to 8/1/37, market value $18,797,899)

Total Repurchase Agreements			34,450
TOTAL INVESTMENTS (101.3%)			310,613
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)			(4,022)
NET ASSETS (100.0%)			$ 306,591
NET ASSETS CONSIST OF:
Institutional Class Shares (applicable to 304,602,177 outstanding shares of beneficial interest; 1,000,000,000 shares authorized;
no par value; equivalent to $1.00 per share)			$ 304,602
IllinoisPrime Class Shares (applicable to 1,988,881 outstanding shares of beneficial interest; 1,000,000,000 shares authorized;
no par value; equivalent to $1.00 per share)			$ 1,989

(1) Floating rate obligation, rate shown is that which was in effect at December 31, 2007.

CCRF Federal Portfolio

		Face
		Amount	Value
		(000)	(000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.7%)
Fannie Mae Notes
4.34%	2/1/08	$ 725	$ 726
Federal Home Loan Bank Discount Notes
4.31%	1/9/08	5,867	5,861
Freddie Mac Discount Notes
4.37%	1/23/08	4,239	4,228
Total U.S. Government & Agency Obligations			10,815
TOTAL INVESTMENTS (99.7%)			10,815
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.3%)			32
NET ASSETS (100.0%)
(Applicable to 10,846,804 outstanding shares of beneficial interest;
1,500,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$ 10,847
The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 7

STATEMENTS OF OPERATIONS

CCRF Prime Portfolio
(000)

	Six Months
	Ended	Year
	December 31, 2007	Ended
	(unaudited)	June 30, 2007
INVESTMENT INCOME
Interest Income	$5,153	$10,086
EXPENSES
Investment Advisory Fees	118	225
Administrative Fees	49	94
Banking Fees	9	20
Legal Fees	7	9
Audit Fees	8	16
Directors Fees and Expenses	6	11
Registration Fees	3	5
Insurance, Rating Fees and Other	6	11
Total Expenses	206	391
Less Expenses Waived and Subsidized by
Investment Advisor/Administrator	(57)	(109)
Net Expenses	149	282
Net Investment Income	5,004	9,804
Net Realized Gain/(Loss) on Sale of Investments	2	(3)
Net Increase in Net Assets Resulting from Operations	$5,006	$9,801

CCRF Federal Portfolio
(000)

	Six Months
	Ended	Year
	December 31, 2007	Ended
	(unaudited)	June 30, 2007
INVESTMENT INCOME
Interest Income	$215	$463
EXPENSES
Investment Advisory Fees	6	11
Administrative Fees	2	4
Banking Fees	3	4
Audit Fees	7	14
Directors Fees and Expenses	5	11
Registration Fees	2	3
Insurance, Rating Fees and Other	8	10
Total Expenses	33	57
Less Expenses Waived and Subsidized by
Investment Advisor/Administrator	(22)	(37)
Net Expenses	11	20
Net Investment Income	204	443
Net Increase in Net Assets Resulting from Operations	$204	$443
The accompanying notes are an integral part of these financial statements.

8 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

CCRF Prime Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2007	June 30, 2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$5,004	$9,804
Net Realized Gain/(Loss) on Sale of Investments	2	(3)
Net Increase in Net Assets	5,006	9,801
Distributions
Net Investment Income, Net of Realized Gain/(Loss)
on Sale of Investments
Institutional Class Shares	(4,963)	(9,799)
IllinoisPrime Class Shares	(43)	(2)
Total Distributions	(5,006)	(9,801)
Capital Share Transactions (at $1.00 per share)
Issued
Institutional Class Shares	277,198	424,401
IllinoisPrime Class Shares	22,447	4,897
Redeemed
Institutional Class Shares	(165,140)	(401,152)
IllinoisPrime Class Shares	(21,833)	(3,567)
Distributions Reinvested
Institutional Class Shares	4,963	9,799
IllinoisPrime Class Shares	43	2
Net Increase from Capital Share Transactions	117,678	34,380
Net Assets
Beginning of Period	188,913	154,533
End of Period	$306,591	$188,913

CCRF Federal Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2007	June 30, 2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$204	$443
Net Increase in Net Assets	204	443
Distributions
Net Investment Income	(204)	(443)
Total Distributions	(204)	(443)
Capital Share Transactions (at $1.00 per share)
Issued	11,518	25,059
Redeemed	(12,598)	(24,670)
Distributions Reinvested	204	443
Net (Decrease) Increase from
Capital Share Transactions	(876)	832
Net Assets
Beginning of Period	11,723	10,891
End of Period	$10,847	$11,723
The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 9

NOTES TO FINANCIAL STATEMENTS (unaudited)

A.   ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: Commonwealth Cash Reserve Fund (“Prime Portfolio”), CCRF Federal Portfolio (“Federal Portfolio”) and SNAP® Fund (“SNAP Fund”). The Prime Portfolio and the Federal Portfolio (each a “Portfolio” and collectively, the “Portfolios”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers’ abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia. The SNAP Fund invests in short-term, high-quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities and by financial institutions and other U.S. companies.

This semi-annual report represents the semi-annual report of only the Prime Portfolio and the Federal Portfolio. The SNAP Fund’s semi-annual report is presented separately and can be provided upon request by contacting the Fund.

B.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2007. It is each Portfolio’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Portfolio on the last day of each month.

4.
Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

10 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

5.
Each Portfolio intends to continue to qualify as a “regulated investment company” under Subchapter M, as amended, of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2007, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes. The components of each Portfolio’s net assets on a tax basis are materially the same as the book components of each Portfolio’s net assets.

6.
Effective July 1, 2007, the Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

7.
In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

C.    FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Fund has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Portfolios, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets of each Portfolio. Fees for transfer agent services for the IllinoisPrime Class of shares of the Prime Portfolio are calculated at an annual rate of .05% of the class’s average daily net assets. Fees for transfer agent services for the Institutional Class of shares of the Prime Portfolio and for the Federal Portfolio are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 11

There were no transfer agent fees charged to the Institutional Class of the Prime Portfolio or the Federal Portfolio by PFM during the six months ended December 31, 2007. Transfer agent fees charged to the IllinoisPrime Class of the Prime Portfolio were $435 for the six months ended December 31, 2007. PFM voluntarily waived $57,000 of fees under the Prime Portfolio advisory, administration and transfer agent agreements so that the aggregate operating expenses of the Institutional Class and IllinoisPrime Class of the Prime Portfolio would not exceed .15% and .20%, respectively, of each class’s average net assets for the six months ended December 31, 2007. Fees paid to PFM after such waivers represented .11% and 0% of the average net assets of the Institutional and IllinoisPrime Classes of the Prime Portfolio, respectively, for the six months ended December 31, 2007. PFM also voluntarily waived $7,600 of fees under the Federal Portfolio advisory and administration agreements, and subsidized an additional $14,700 of expenses of the Federal Portfolio. Fees paid to PFM after such waivers and subsidies represented 0% of the Federal Portfolio’s average net assets for the six months ended December 31, 2007.

The Fund has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act which permits the Portfolios to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of PFM, serves as the distributor of shares of the Portfolios pursuant to a distribution agreement with the Fund. The Distribution Plan authorizes each of the Portfolios to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution shares of each Portfolio’s shares, in an amount not to exceed .25% of a Portfolio’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six months ended December 31, 2007, there were no expenses paid to the Prime Portfolio or the Federal Portfolio to PFM Fund Distributors, Inc. under the Distribution Plan.

The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund’s management believes the likelihood of a claim being made is remote.

D.    GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of its investment portfolio as of December 31, 2007 have been provided for the information of the Portfolios’ shareholders.

Credit Risk

The Portfolios’ investment policies are outlined in the Portfolios’ Prospectus and are further described in the Portfolios’ Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio’s investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

12 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

As of December 31, 2007, the Portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s as follows:

	AAA	A-1+	AA+	AA-
Prime Portfolio	13.3%	84.0%	2.1%	0.6%
Federal Portfolio	6.7%	93.3%		-

The above ratings of investments held by the Prime Portfolio include the ratings of collateral underlying repurchase agreements in effect for the Portfolio at December 31, 2007.

Concentration of Credit Risk

The Portfolios may not purchase a security if, as a result of such purchase, 25% or more of the relevant Portfolio’s total assets (valued at market) would then be invested in the securities of issuers engaged in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Portfolios may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Portfolios may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Portfolios may not purchase securities that cannot for legal reasons be freely sold. The Portfolios may not purchase securities of any other investment company if more than 10% of the Portfolio’s total assets would then be invested in investment companies. A Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Prime Portfolio’s investment policy establishes certain additional restrictions on investments and limitations on portfolio composition.

The Prime Portfolio’s investment policy provides that no more than 35% its investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer (at the time of purchase).

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 13

The Portfolios’ investment portfolios at December 31, 2007 included the following issuers which individually represented greater than 5% of the Fund’s total investment portfolio:

	Prime	Federal
Issuer	Portfolio	Portfolio
Goldman Sachs	15.4%	-
Federal Home Loan Bank	8.0%	54.2%
Freddie Mac	< 5.0%	39.1%
Fannie Mae	< 5.0%	6.7%

Interest Rate Risk

The Portfolios’ investment policy limits its exposure to market value fluctuations due to changes in interest rates by: (1) requiring that each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, further limiting the remaining maturity of any commercial paper purchased by the Portfolio to 270 days or less.

The weighted average maturity of the Prime Portfolio’s entire portfolio at December 31, 2007 was 53 days. The fair value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at December 31, 2007 are as follows:

		Weighted Average
Type of Investments	Fair Value	Maturity
Bankers Acceptances	$18,293,867	48 Days
Certificates of Deposit	$101,750,522	55 Days
Commercial Paper	$101,199,565	66 Days
Corporate Notes	$15,125,190	100 Days
U.S. Government Agency Discount Notes	$39,795,422	44 Days
Repurchase Agreements	$34,450,000	2 Days

The weighted average maturity of the Federal Portfolio’s entire portfolio at December 31, 2007 was 16 days. The fair value and weighted average maturity of the types of investments in which the Federal Portfolio was invested at December 31, 2007 are as follows:

		Weighted Average
Type of Investments	Fair Value	Maturity
U.S. Government Agency Bonds	$725,478	32 Days
U.S. Government Agency Discount Notes	$10,089,125	15 Days

14 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
(unaudited)

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer/Advisory Board Member)

INDEPENDENT DIRECTORS
Giles Dodd Director (1996) Birthyear: 1926 Other directorships: None
Retired; Former Director of Finance, City of Greenville, South Carolina, 1993-1996; Former Director of Finance/Assistant City Manager, City of Virginia Beach; Past President Virginia Government Finance Officers Association; (3)

Robert J. Fagg, Jr. Director (1986) Birthyear: 1940 Other directorships: None	Retired; Former Director of the Annual Giving Program, Virginia Commonwealth University, 1981-1998; Development Officer, 1974-1981; (3)

Robert R. Sedivy Director (1996) Birthyear: 1946 Other directorships: None	Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988-present; Past President Virginia Association of Independent Schools Financial Officers Group; (3)

OFFICERS AND AFFLIATED DIRECTORS
Jeffrey A. Laine Director, President & Treasurer (1986) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994-present; President, Laine Financial Group, Inc., (an investment advisory firm) 1992-present; (3)

Martin P. Margolis Director & Vice President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001-present; President, PFM Fund Distributors, Inc., 2001 - present; Managing Director, Public Financial Management, Inc., (a financial advisory firm) 1986-present; (10)

Jennifer L. Scheffel, Esq. Secretary (2005) & Chief Compliance Officer (2008) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 - present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 - 2004; (10)

Debra J. Goodnight Assistant Treasurer (2007) Birthyear: 1955 Other directorships: None
Managing Director, PFM Asset Management LLC, 2001-present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 - present; Managing Director, Public Financial Management, Inc., 1991-present; (10)

Daniel R. Hess Assistant Secretary (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001-present; (10)

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 15

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer/Advisory Board Member)

ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991-present; (3)

Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004-present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998-2004; (3)

Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)

Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997-present; (3)

Christopher Martino Advisory Board Member (1996) Birthyear: 1956 Other directorships: None	Director of Finance, Prince William County, Virginia, February 1996-present; Certified Public Accountant, Member of the Government Finance Officers Association. (3)

16 CCRF Prime and Federal Semi-Annual Report | December 31, 2007

INFORMATION ABOUT PORTFOLIO EXPENSES (unaudited)

As a shareholder of a Portfolio, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Portfolio expenses. The Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Portfolios do incur operating expenses. So when invested in the Portfolios, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Portfolios.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2007. This example illustrates your Portfolio’s expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Portfolio using that Portfolio’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled “Expenses Paid per $1,000 During Period” for your Portfolio (or class there of) to estimate the expenses you paid on your account with that particular Portfolio during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Portfolios’ actual rates of return, but is useful in making comparisons of the costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Portfolios
for the Six Months Ended December 31, 2007

Based on Actual Portfolio Expenses and Returns	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid Per $1,000 During Period*
Prime Portfolio - Institutional Class	$1,000.00	$1,025.77	$0.77
Prime Portfolio - IllinoisPrime Class	$1,000.00	$1,025.51	$1.04
Federal Portfolio	$1,000.00	$1,023.14	$1.27
Based on Actual Portfolio Expenses
and a Hypothetical 5% Return
Prime Portfolio - Institutional Class	$1,000.00	$1,024.45	$0.77
Prime Portfolio - IllinoisPrime Class	$1,000.00	$1,024.18	$1.04
Federal Portfolio	$1,000.00	$1,023.95	$1.28

* Expenses are equal to the Portfolios’ annualized expense ratios of 0.15% and 0.20% for the Prime Portfolio Institutional and IllinoisPrime Classes, respectively, and 0.25% for the Federal Portfolio, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365. Such expense ratios are net of waivers and subsidies, as applicable.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Portfolios do not charge their shareholders transaction-based fees, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

CCRF Prime and Federal Semi-Annual Report | December 31, 2007 17

Investment Adviser
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia 22203
1-800-338-3383

1988 • 1/08

SNAP® Fund
Semi-Annual Report
December 31, 2007

table of contents

1	FUND AT A GLANCE

2	MESSAGE FROM THE INVESTMENT MANAGER

4	FINANCIAL HIGHLIGHTS

5	STATEMENT OF NET ASSETS

8	STATEMENTS OF OPERATIONS

8	STATEMENTS OF CHANGES IN NET ASSETS

9	NOTES TO FINANCIAL STATEMENTS

13	CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD

14	VIRGINIA TREASURY BOARD AND SNAP ADVISORY BOARD MEMBERS

15	INFORMATION ABOUT THE FUND’S EXPENSES

For further information on the SNAP Fund,
call 1-800-570-SNAP (1-800-570-7627) or
visit us online at www.vasnap.com

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund’s first fiscal quarter on Form N-Q. The Fund’s form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund’s proxy voting guidelines either by calling 1-800-570-7627 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2007 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

FUND AT A GLANCE (unaudited)

PERFORMANCE AND RETURNS

As of December 31, 2007
		iMoneyNet’s First
		Tier
		Institutional
	SNAP Fund	Average
6-month return	2.65%	2.51%
Average annual return
1 year	5.36%	5.07%
5 year	3.21%	2.90%
Since portfolio inception	4.26%	3.97%
7-day annualized yield	4.93%	4.62%
Monthly distribution yield	4.97%	4.65%
Portfolio inception date 7/24/1995

SNAP Fund 7-Day Yield vs Federal Funds Target Rate

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and investment returns and yields will vary. For the most recent SNAP Fund performance, call 1-800-570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund’s service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund’s yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust (“Evergreen SNAP Fund”), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical yields for the period prior to September 17, 2004 reflect the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of December 31, 2007 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are provided by iMoneyNet, an Informa Financial company.

SNAP Fund Semi-Annual Report | December 31, 2007 1

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for the Commonwealth Cash Reserve Fund, Inc. SNAP® Fund (the “Fund”) for the period ended December 31, 2007. The last several months have seen some extraordinary pressures placed on the economy. As a guardian of your funds, we emphasize safety and liquidity. The Fund has been well-positioned to weather this crisis and has generated returns consistent with those of other institutional money market mutual funds.

As of December 31, 2007, the Fund’s current 7-day yield was 4.93%. The Fund’s monthly distribution yields for the last six months are shown in the table to the right.

The storm in the financial markets began to materialize in mid-July with hedge funds managed by Bear Stearns invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors began questioning the valuations of mortgage-related debt on the balance sheets of other companies, sparking a liquidity crisis. A handful of companies issuing asset-backed commercial paper were the hardest hit, unable to reissue debt at any yield. These issues eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions into the markets, however a significant amount of damage was already done. The Fund has been able to avoid these credit-related events by maintaining a stringent credit review process. With questions on the underlying fundamentals of asset-backed commercial paper programs, we decided to actively liquidate all issues in our holdings. Although none of the asset-backed commercial paper issuers we previously purchased have been directly affected, this proactive effort is consistent with our ongoing focus on safety.

The fallout from the housing market continues currently, with many banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. In 2007, financial institutions recognized subprime-related losses or write-downs exceeding $125 billion with expectations that this number will balloon.

The market has now begun to worry that the economy may be headed toward recession in 2008. The housing market remains in disarray, with new home sales recording the biggest drop in 2007 since the government started tracking new home sales in 1963, declining 26%. In 2007, sales of single-family homes declined 13%, the most since 1982, and prices dropped for the first time in at least four decades. For all of 2007, housing starts were down 25%, the most since 1980.

In addition to the housing market, other segments of the economy are faltering. Manufacturing activity, measured by the ISM Manufacturing Index, was below expectations in December, when the index showed its sixth consecutive monthly decline, the longest slide since the 2001 recession. Job growth has stagnated with the pace of new jobs being created slowing dramatically. In the three months ending January 31st, only 125,000 non-farm payrolls jobs were added--the lowest job creation since 2003. More importantly, the unemployment rate increased 0.6% in 2007 from 4.4% to 5.0%.

The Federal Open Market Committee (“FOMC”) has begun to take action. The FOMC cut the Fed Funds Target Rate by 0.25% at both of its meetings in the fourth quarter taking the overnight lending rate from 4.75% to 4.25% at the end of December. Then in its first inter-meeting rate cut since 2001, the FOMC cut the Fed Funds target rate 75 basis points (0.75%) on January 22nd, decreasing the target rate from 4.25% to 3.50%. This was the largest decline in the overnight rate since 1984. At it’s regularly scheduled January 30th meeting, the FOMC cut the target rate by another 50 basis points to 3.00%.

2 SNAP Fund Semi-Annual Report | December 31, 2007

With the systematic risks to the economy, the FOMC actions during the 4th quarter, coupled with the actions in January, signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market. Despite this resolve, some investors fear that inflationary pressures may spiral higher.

As financial institutions repair their balance sheets in 2008, lower rates will help speed this process. We will likely see lower rates in 2008. The SNAP Fund has been well-positioned in anticipation of a declining interest rate environment. We will continue managing the SNAP Fund with prudence while emphasizing safety and liquidity. We look forward to continuing to work with public entities in Virginia to develop and implement effective investment strategies for the proceeds of their tax-exempt bonds.

Respectfully,

PFM Asset Management LLC

January 31, 2008

SNAP Fund Semi-Annual Report | December 31, 2007  3

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period(1)

	Six Months Ended
	December 31, 2007		Year Ended June 30,
	(unaudited)		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income From Operations
Net Investment Income(2)	0.026		0.053		0.042		0.020		0.010		0.016
Total From Operations	0.026		0.053		0.042		0.020		0.010		0.016
Less: Distributions
Net Investment Income(2)	(0.026)		(0.053)		(0.042)		(0.020)		(0.010)		(0.016)
	(0.026)		(0.053)		(0.042)		(0.020)		(0.010)		(0.016)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	2.65%		5.41%		4.25%		2.12%		1.06%		1.49%
Ratios/Supplemental Data
Net Assets, End of Period (in 000s)	$3,329,748		$3,434,029		$2,737,201		$1,900,619		$1,774,652		$2,223,704
Ratio of Expenses to Average Net Assets(3)	0.08	%(5)	0.08	%(4)	0.07	%(4)	0.13	%(4)	0.08	%(4)	0.08	%(3)
Ratio of Net Investment Income to Average Net Assets	5.19%		5.28%		4.25%		2.09%		1.05%		1.46%

(1)
Effective September 17, 2004, Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP® Fund, a series of Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of Evergreen Select Money Market Fund - SNAP Fund Series. PFM Asset Management LLC assumed responsibility as investment adviser on that date.

(2)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)	For the years ended June 30, 2007, 2006 and 2005, the ratio of expenses to average net assets before fee waivers was 0.08%, 0.08% and 0.13%, respectively.

(5)	Annualized. For the six months ended December 31, 2007, the ratio of expenses to average net assets before fee waivers was 0.08%.

The accompanying notes are an integral part of these financial statements.

4 SNAP Fund Semi-Annual Report | December 31, 2007

STATEMENT OF NET ASSETS (unaudited)
December 31, 2007

			Face
			Amount	Value
CERTIFICATES OF DEPOSIT (52.9%)
Bank of America
4.95%		2/22/08	$ 150,000,000	$ 150,000,000
4.99%		3/10/08	20,000,000	20,000,000
Barclays Bank (NY)
5.45%		1/17/08	89,000,000	89,000,000
5.00%		2/19/08	6,000,000	6,000,000
4.90%		2/25/08	54,000,000	54,000,000
5.05%		2/25/08	10,000,000	10,000,000
4.78%		3/3/08	15,000,000	15,000,000
BNP Paribas (NY)
4.67%		1/8/08	120,000,000	120,000,000
5.12%		3/5/08	50,000,000	50,000,000
Calyon North America
4.76%		1/31/08	140,000,000	140,000,000
5.06%		2/29/08	32,000,000	32,000,000
CitiBank
4.94%		1/18/08	79,000,000	79,000,000
4.78%		1/30/08	8,000,000	7,999,801
4.91%		2/15/08	12,000,000	12,000,000
5.00%		2/25/08	10,000,000	10,000,000
Credit Suisse (NY)
4.88%		6/10/08	10,000,000	10,000,000
5.22%	(1)	11/24/08	150,000,000	150,000,000
Deutsche Bank (NY)
5.43%		1/9/08	50,000,000	50,000,000
4.95%		1/18/08	43,000,000	43,000,000
Rabobank (NY)
4.72%		2/4/08	150,000,000	150,000,000
Royal Bank of Scotland (NY)
5.15%		1/11/08	15,000,000	15,000,000
4.95%		3/13/08	70,000,000	70,000,000
4.95%		5/12/08	50,000,000	50,000,000
4.88%		6/10/08	30,000,000	30,002,532
Svenska Handelsbanken (NY)
4.75%		2/7/08	150,000,000	150,000,000
UBS AG (NY)
4.73%		2/7/08	28,000,000	28,000,000
5.40%		2/15/08	50,000,000	50,000,000
Wachovia Bank
4.98%		2/27/08	20,000,000	20,000,000
5.40%		3/28/08	50,000,000	50,000,000
4.80%		5/19/08	100,000,000	100,000,000
Total Certificates of Deposit				1,761,002,333
COMMERCIAL PAPER (30.4%)
CitiGroup Funding, Inc.
5.09%		4/25/08	50,000,000	49,209,375
Credit Suisse (NY)
5.59%		2/6/08	8,000,000	7,956,320
The accompanying notes are an integral part of these financial statements.

 SNAP Fund Semi-Annual Report | December 31, 2007 5

STATEMENT OF NET ASSETS continued
December 31, 2007
			Face
			Amount	Value
COMMERCIAL PAPER (30.4%) continued
Danske Corp.
4.78%		2/1/08	$ 18,746,000	$ 18,669,647
4.69%		3/31/08	100,000,000	98,842,500
General Electric Capital Corp.
5.21%		2/15/08	50,000,000	49,681,250
Goldman Sachs Group, Inc.
5.27%		1/8/08	20,000,000	19,979,583
4.92%	(1)	6/20/08	150,000,000	150,000,000
HSBC USA, Inc.
4.77%	(1)	2/5/08	50,000,000	49,770,799
JP Morgan Chase
5.11%		1/22/08	150,000,000	149,559,875
Morgan Stanley
4.09%	(1)	4/14/08	50,000,000	50,000,000
5.28%	(1)	6/3/08	100,000,000	100,000,000
Societe Generale (NY)
4.79%		2/4/08	6,000,000	5,973,225
5.02%		2/26/08	20,000,000	19,846,000
5.19%		3/10/08	143,000,000	141,596,693
Svenska Handelsbanken (NY)
4.60%		4/2/08	15,000,000	14,827,479
UBS Finance Delaware LLC
5.60%		1/10/08	75,000,000	74,896,968
5.59%		2/6/08	12,000,000	11,934,480
				1,012,744,194
Total Commercial Paper
CORPORATE NOTES (8.8%)
AIG SunAmerica
5.03%		8/1/08	50,000,000	50,228,933
CitiGroup, Inc.
4.94%	(1)	5/2/08	15,110,000	15,108,978
General Electric Capital Corp.
5.29%	(1)	1/3/08	100,000,000	100,001,189
4.84%		1/15/08	9,700,000	9,697,594
HSBC Finance Corp.
5.04%	(1)	5/9/08	23,000,000	22,942,134
U.S. Bank
5.18%	(1)	2/8/08	93,000,000	92,982,556
Total Corporate Notes				290,961,384
U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.2%)
Fannie Mae Mortgage-Backed Security Discount Notes
4.34%		4/1/08	32,230,252	31,884,583
4.37%		4/1/08	30,090,000	29,765,028
Federal Farm Credit Bank Discount Notes
4.28%		1/11/08	25,000,000	24,970,347
Federal Home Loan Bank Discount Notes
4.35%		2/29/08	5,000,000	4,964,764
4.28%		3/27/08	50,000,000	49,493,556
Freddie Mac Discount Notes
4.27%		1/31/08	100,000,000	99,645,833
Total U.S. Government & Agency Obligations				240,724,111
The accompanying notes are an integral part of these financial statements.

6 SNAP Fund Semi-Annual Report | December 31, 2007

STATEMENT OF NET ASSETS continued
December 31, 2007

		Face
		Amount	Value
REPURCHASE AGREEMENTS (2.5%)
Goldman Sachs Group, Inc.
4.75%	1/2/08	$ 82,670,000	$ 82,670,000
(Dated 12/31/07, repurchase price $82,691,816, collateralized by
Fannie Mae securities, 4.27% to 5.83%, maturing 11/1/20 to 10/1/37, market value $62,912,160; and Freddie Mac securities, 3.83% to 6.12%, maturing 8/1/33 to 4/1/37, market value $21,411,240)
Total Repurchase Agreements			82,670,000
TOTAL INVESTMENTS (101.8%)			3,388,102,022
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)			(58,354,058)
NET ASSETS (100.0%)
Applicable to 3,329,747,964 outstanding shares of beneficial
interest (5,000,000,000 shares authorized - no par value)			$3,329,747,964
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE			$ 1.00

(1) Floating rate obligation, rate shown is that which was in effect at December 31, 2007.
The accompanying notes are an integral part of these financial statements.

 SNAP Fund Semi-Annual Report | December 31, 2007 7

STATEMENTS OF OPERATIONS

	Six-Months Ended
	December 31,	Year Ended
	2007	June 30,
	(unaudited)	2007
INVESTMENT INCOME
Interest Income	$86,487,409	$157,926,317
EXPENSES
Advisory Fees	1,082,926	1,968,022
Banking Fees	103,672	167,111
Audit Fees	7,550	14,100
Legal Fees	93,071	144,221
Directors Fees and Expenses	30,237	61,084
Registration and Filing Fees	9,000	19,200
Insurance, Rating and Other	(6,784)	(53,439)
Total Expenses	1,319,672	2,320,299
Less Fee Waivers and Expenses
Reimbursements	(9,203)	(20,003)
Net Expenses	1,310,469	2,300,296
Net Investment Income	85,176,940	155,626,021
Net Realized Gain/(Loss) on Sale of Investments	42,833	(40,589)
Net Increase in Net Assets Resulting from
Operations	$85,219,773	$155,585,432

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	December 31,	Year Ended
	2007	June 30,
	(unaudited)	2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$85,176,940	$155,626,021
Net Realized Gain/(Loss) on Sale of
Investments	42,833	(40,589)
Net Increase in Net Assets	85,219,773	155,585,432
Distributions
Net Investment Income, Net of Loss on
Sale of Investments	(85,176,940)	(155,585,432)
Net Realized Gain on Sale of Investments	(42,833)	-
Total Distributions	(85,219,773)	(155,585,432)
Capital Share Transactions (at $1.00 per share)
Issued	1,169,662,242	3,240,412,125
Redeemed	(1,359,162,935)	(2,699,169,674)
Distributions Reinvested	85,219,773	155,585,432
Net (Decrease) Increase from Capital Share
Transactions	(104,280,920)	696,827,883
Total Increase in Net Assets	(104,280,920)	696,827,883
Net Assets
Beginning of Period	3,434,028,884	2,737,201,001
End of Period	$3,329,747,964	$3,434,028,884
The accompanying notes are an integral part of these financial statements.

8 SNAP Fund Semi-Annual Report | December 31, 2007

NOTES TO FINANCIAL STATEMENTS (unaudited)

A.	ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (“CCRF”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end, management investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP® Fund (“the Fund”), the Commonwealth Cash Reserve Fund (“Prime Portfolio”) and the CCRF Federal Portfolio (“Federal Portfolio”). The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. The Prime Portfolio and Federal Portfolio are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Fund invests in short-term, high quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities, and by financial institutions and other U.S. companies. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies or instrumentalities and by companies primarily operating in the banking industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies or instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The Fund commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust - SNAP Fund Series in the amount of $1,846,930,532.

This semi-annual report represents the semi-annual report of the Fund only. The semi-annual report of the Prime Portfolio and the Federal Portfolio is presented separately and can be provided upon request by contacting CCRF.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Fund are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2007. It is the Fund’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the SNAP Fund on the last day of each month.

4.
The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SNAP Fund Semi-Annual Report | December 31, 2007  9

5.
The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M, as amended, of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2007, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes. The components of the Fund’s net assets on a tax basis are materially the same as the book components of the Fund’s net assets.

6.
Effecitve July 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

7.
In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

C.	FEES AND CHARGES

In conjunction with the reorganization of the Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC (“PFM”) to provide investment advisory, administration, and transfer agent services to the Fund. Prior to this, Evergreen Investment Management Company, LLC (“EIMC”) served as the investment advisor and administrator for the Fund and State Street Bank and Trust Company served as transfer agent for the Fund.

Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative or transfer agent fees charged to the Fund by PFM during the six month period ended December 31, 2007. PFM voluntarily waived $9,203 of fees under its investment advisory agreement to reduce the operating expenses of the Fund for the six month period ended December 31, 2007. Fees paid to PFM after such waivers represented .07% of the Fund’s average net assets for the six months ended December 31, 2007.

10 SNAP Fund Semi-Annual Report | December 31, 2007

PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with CCRF. The Distributor is a wholly-owned subsidiary of PFM. The Fund does not pay any fee to the Distributor..

CCRF has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and CCRF’s management believes the likelihood of a claim being made is remote.

D.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of December 31, 2007 have been provided for the information of the Fund’s shareholders.

Credit Risk

The Fund’s investment policies are outlined in the Fund’s Prospectus and are further described in the Fund’s Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

As of December 31, 2007, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s as follows:

S&P	Percentage of
Rating	Portfolio
AAA	5.7%
A-1+	89.0%
AA+	4.2%
AA	.4%
AA-	.7%

The ratings of investments held by the Fund in the preceding chart include the ratings of collateral underlying repurchase agreements in effect at December 31, 2007.

Concentration of Credit Risk

The Fund may not purchase a security if, a result of such purchase, 25% or more of its total assets (valued at market) would then be invested in the securities of issuers engaged in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the it’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not buy securities that cannot for legal reasons be freely sold. The Fund may not purchase securities of any other investment company if more than 10% of its total assets would then be invested in investment companies. The Fund may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund’s investment policy establishes certain additional restrictions on investments and limitations on portfolio composition.

 SNAP Fund Semi-Annual Report | December 31, 2007 11

The Fund’s investment policy provides that no more than 35% of its investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer.

The Fund’s investment portfolio at December 31, 2007 included the following issuers which individually represented greater than 5% of the Fund’s total investment portfolio:

Issuer	% of Portfolio
Goldman Sachs Group, Inc.	7.5%
CitiGroup, Inc.	5.1%
Calyon North America	5.1%
Wachovia Bank	5.0%
Bank of America	5.0%
BNP Paribas (NY)	5.0%
Credit Suisse (NY)	5.0%

Interest Rate Risk

The Fund’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by: (1) requiring that the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less; and (3) further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The weighted average maturity of the Fund’s entire portfolio at December 31, 2007 was 49 days. The fair value and weighted average maturity of the types of investments in which the Fund was invested at December 31, 2007 are as follows:

		Weighted Average
Type of Investments	Fair Value	Maturity
Certificates of Deposit	$1,761,002,333	52 Days
Commercial Paper	1,012,744,194	47 Days
Corporate Notes	290,961,384	48 Days
U.S. Government Agency Discount Notes	240,724,111	57 Days
Repurchase Agreements	82,670,000	2 Days
Total	$3,388,102,022

12 SNAP Fund Semi-Annual Report | December 31, 2007

CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD (unaudited )

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer/Advisory Board Member)

INDEPENDENT DIRECTORS
Giles Dodd Director (1996) Birthyear: 1926 Other directorships: None
Retired; Former Director of Finance, City of Greenville, South  Carolina, 1993-1996; Former Director of Finance/Assistant City  Manager, City of Virginia Beach; Past President Virginia Government Finance Officers; (3)

Robert J. Fagg, Jr. Director (1986) Birthyear: 1940 Other directorships: None	Retired; Former Director of the Annual Giving Program, Virginia Commonwealth University, 1981-1998; Development Officer, 1974-1981; (3)

Robert R. Sedivy Director (1996) Birthyear: 1946 Other directorships: None	Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988-present; Past President Virginia Association of Independent Schools Financial Officers Group; (3)

OFFICERS AND AFFLIATED DIRECTORS
Jeffrey A. Laine Director, President & Treasurer (1986) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994-present; President, Laine Financial Group, Inc., (an investment advisory firm) 1992-present; (3)

Martin P. Margolis Director & Vice President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001-present; President,  PFM Distributors, Inc., 2001 - present; Managing Director, Public  Financial Management, Inc., (a financial advisory firm) 1986-present;  (10)

Jennifer L. Scheffel, Esq. Secretary (2005) and Chief Compliance Officer (2008) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC,  2004 - present; Assistant Vice President, Ambac Financial  Group, Inc., 2004; Assistant Vice President, Chief Compliance  Officer, Cadre Financial Services, Inc., 2002 - 2004;  PlusFunds Group, Inc., 2001 - 2002; Cozen & O’Conner,  2000 - 2001; (10)

Debra J. Goodnight Assistant Treasurer (2007) Birthyear: 1955 Other directorships: None
Managing Director, PFM Asset Management LLC, 2001-present; Secretary and  Treasurer, PFM Fund Distributors, Inc., 2001 - Present; Managing Director,  Public Financial Management, Inc., 1991-present; (10)

Daniel R. Hess Assistant Secretary (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001-present; (10)

SNAP Fund Semi-Annual Report | December 31, 2007 13

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer/Advisory Board Member)

ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991-present; (3)

Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004- present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998-2004; (3)

Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)

Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997-present; (3)

Christopher Martino Advisory Board Member (1996) Birthyear: 1956 Other directorships: None	Director of Finance, Prince William County, Virginia, February 1996-present; Certified Public Accountant, Member of the Government Finance Officers Association. (3)

VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD
(unaudited)

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the Fund.

Commonwealth of Virginia Treasury Board	SNAP® Program Advisory Board
J. Braxton Powell, Chair Janie Bowen K. David Boyer, Jr. Kenneth N. Daniels Douglas W. Densmore Robert C. Goodman, Jr. David A. Von Moll	Terry S. Adams John T. Atkinson Sheryl Bailey Reta R. Busher Barbara O. Carraway Richard A. Cordle John J. Cusimano	Francis X. O’Leary Rodney Oliver C. William Orndoff, Jr. Fred W. Parker Larry K.Pritchett John H. Tuohy Ronald H.Williams

14 SNAP Fund Semi-Annual Report | December 31, 2007

INFORMATION ABOUT THE FUND’S EXPENSES (unaudited)

As a shareholder of the SNAP Fund (“the Fund”), it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Fund does not charge its shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2007. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled “Expenses Paid per $1,000 During Period” for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rate of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the SNAP Fund for the
Six Months Ended December 31, 2007
			Expenses
	Beginning	Ending	Paid per
	Account	Account Value	$1,000
	Value	December 31,	During
	July 1, 2007	2007	Period*
Based on Actual SNAP Fund Expenses and Returns	$1,000.00	$1,026.48	$0.41
Based on Actual SNAP Fund Expenses and a Hypothetical 5% Return Before Expenses	$1,000.00	$1,024.80	$0.41

*
Expenses are equal to the SNAP Fund’s annualized expense ratio of 0.08%, net of waivers, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

SNAP Fund Semi-Annual Report | December 31, 2007 15

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge its shareholders transaction-based fees or distribution fees, however other funds used for comparison may charge transactional fees or distribution fees. If transactional or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

16 SNAP Fund Semi-Annual Report | December 31, 2007

Investment Advisor
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, VA 22203
1-800-338-3383

1989 • 1/08

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2007.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2007.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2007.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2007.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, President

Date  3/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, President

Date  3/10/2008

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, Treasurer

Date  3/10/2008

* Print the name and title of each signing officer under his or her signature.